Schedule of Investments

AllianzGI Equity & Convertible Income Fund

October 31, 2019 (unaudited)

Shares		Value^
COMMON STOCK - 63.6%
Aerospace & Defense - 1.8%
20,000	Boeing Co. (g)	$6,798,200
22,000	Raytheon Co. (g)	4,668,620
		11,466,820
Automobiles - 0.3%
245,100	Ford Motor Co.	2,105,409

Banks - 0.6%
33,800	JPMorgan Chase & Co.	4,222,296

Beverages - 1.0%
45,800	PepsiCo, Inc.	6,282,386

Biotechnology - 2.9%
59,400	AbbVie, Inc.	4,725,270
9,700	Biogen, Inc. (i)	2,897,487
91,000	Gilead Sciences, Inc.	5,797,610
27,200	Vertex Pharmaceuticals, Inc. (g)(i)	5,317,056
		18,737,423
Building Products - 0.4%
61,244	Johnson Controls International PLC	2,653,702

Capital Markets - 0.7%
17,800	S&P Global, Inc.	4,592,222

Chemicals - 0.4%
46,400	Chemours Co.	761,424
14,533	Corteva, Inc. (i)	383,381
14,533	DOW, Inc. (i)	733,771
14,533	DuPont de Nemours, Inc.	957,870
		2,836,446
Communications Equipment - 1.1%
149,600	Cisco Systems, Inc.	7,107,496

Energy Equipment & Services - 0.5%
53,600	National Oilwell Varco, Inc.	1,212,432
53,900	Schlumberger Ltd.	1,761,991
		2,974,423
Entertainment - 1.7%
23,900	Netflix, Inc. (i)	6,869,099
30,400	Walt Disney Co.	3,949,568
		10,818,667
Equity Real Estate Investment Trusts (REITs) - 0.5%
22,400	Crown Castle International Corp.	3,108,896

Food & Staples Retailing - 2.0%
21,400	Costco Wholesale Corp.	6,358,154
182,400	Kroger Co.	4,494,336
46,200	Walgreens Boots Alliance, Inc.	2,530,836
		13,383,326
Healthcare Equipment & Supplies - 2.9%
21,200	Align Technology, Inc. (i)	5,348,548
172,400	Boston Scientific Corp. (i)	7,189,080
12,000	Intuitive Surgical, Inc. (i)	6,635,400
		19,173,028
Healthcare Providers & Services - 2.1%
12,000	Laboratory Corp. of America Holdings (i)	1,977,240
24,400	McKesson Corp.	3,245,200
34,300	UnitedHealth Group, Inc.	8,667,610
		13,890,050
Hotels, Restaurants & Leisure - 2.1%
30,300	McDonald’s Corp.	5,960,010

58,900	Starbucks Corp. (g)	4,980,584
22,000	Wynn Resorts Ltd.	2,669,480
		13,610,074
Household Durables - 0.6%
78,300	DR Horton, Inc. (g)	4,100,571

Industrial Conglomerates - 1.4%
17,800	3M Co.	2,936,822
37,800	Honeywell International, Inc.	6,529,194
		9,466,016
Insurance - 0.7%
64,900	Progressive Corp.	4,523,530

Interactive Media & Services - 4.1%
11,200	Alphabet, Inc., Class A (g)(i)	14,098,560
66,300	Facebook, Inc., Class A (g)(i)	12,706,395
		26,804,955
Internet & Direct Marketing Retail - 3.2%
44,800	Alibaba Group Holding Ltd., ADR (g)(i)	7,914,816
7,400	Amazon.com, Inc. (g)(i)	13,147,284
		21,062,100
IT Services - 5.4%
62,500	Fiserv, Inc. (i)	6,633,750
15,700	International Business Machines Corp.	2,099,561
26,900	Mastercard, Inc., Class A (g)	7,446,189
55,900	PayPal Holdings, Inc. (g)(i)	5,819,190
74,500	Visa, Inc. (g)	13,325,070
		35,323,760
Life Sciences Tools & Services - 1.0%
21,300	Thermo Fisher Scientific, Inc. (g)	6,432,174

Machinery - 2.1%
59,400	Caterpillar, Inc.	8,185,320
32,800	Deere & Co.	5,711,792
		13,897,112
Media - 0.9%
126,300	Comcast Corp., Class A	5,660,766

Multi-Line Retail - 1.3%
32,700	Dollar General Corp.	5,243,118
29,500	Target Corp.	3,153,845
		8,396,963
Oil, Gas & Consumable Fuels - 1.2%
77,900	Occidental Petroleum Corp.	3,154,950
49,700	Valero Energy Corp.	4,819,906
		7,974,856
Pharmaceuticals - 2.0%
99,100	Bristol-Myers Squibb Co.	5,685,367
76,300	Merck & Co., Inc. (g)	6,612,158
56,317	Teva Pharmaceutical Industries Ltd., ADR (i)	458,984
		12,756,509
Road & Rail - 0.6%
25,000	Union Pacific Corp.	4,136,500

Semiconductors & Semiconductor Equipment - 6.2%
99,200	Advanced Micro Devices, Inc. (g)(i)	3,365,856
21,700	Broadcom, Inc. (g)	6,354,845
11,600	Lam Research Corp.	3,144,064
183,500	Marvell Technology Group Ltd.	4,475,565
139,000	Micron Technology, Inc. (i)	6,609,450
33,800	NVIDIA Corp.	6,794,476
53,400	QUALCOMM, Inc. (g)	4,295,496

47,600	Texas Instruments, Inc. (g)	5,616,324
		40,656,076
Software - 7.5%
37,400	Adobe, Inc. (i)	10,394,582
16,000	Atlassian Corp. PLC, Class A (i)	1,932,640
16,400	Intuit, Inc.	4,223,000
107,600	Microsoft Corp.	15,426,612
51,621	Salesforce.com, Inc. (i)	8,078,170
24,800	ServiceNow, Inc. (g)(i)	6,132,048
16,600	Workday, Inc., Class A (i)	2,691,856
		48,878,908
Specialty Retail - 1.3%
36,700	Home Depot, Inc.	8,609,086

Technology Hardware, Storage & Peripherals - 2.5%
52,600	Apple, Inc. (g)	13,084,776
56,900	NetApp, Inc.	3,179,572
		16,264,348
Textiles, Apparel & Luxury Goods - 0.6%
43,300	NIKE, Inc., Class B	3,877,515

Total Common Stock (cost-$437,145,289)		415,784,409

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES - 28.1%
Auto Components - 0.3%
$1,935	Meritor, Inc., 3.25%, 10/15/37	1,992,243

Auto Manufacturers - 0.5%
	Tesla, Inc.,
725	1.25%, 3/1/21	789,956
2,210	2.375%, 3/15/22	2,594,064
		3,384,020
Biotechnology - 2.3%
	BioMarin Pharmaceutical, Inc.,
2,230	0.599%, 8/1/24	2,235,968
890	1.50%, 10/15/20	936,333
1,930	Exact Sciences Corp., 0.375%, 3/15/27	2,077,991
	Illumina, Inc.,
1,300	zero coupon, 8/15/23	1,411,739
1,015	0.50%, 6/15/21	1,324,622
1,080	Insmed, Inc., 1.75%, 1/15/25	927,400
1,565	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	1,378,809
2,280	Ligand Pharmaceuticals, Inc., 0.75%, 5/15/23	1,982,152
1,945	Medicines Co., 2.75%, 7/15/23	2,439,760
		14,714,774
Commercial Services - 0.8%
1,740	Chegg, Inc., 0.125%, 3/15/25 (a)(b)	1,632,642
1,220	Euronet Worldwide, Inc., 0.75%, 3/15/49 (a)(b)	1,390,480
2,130	Square, Inc., 0.50%, 5/15/23	2,357,341
		5,380,463
Computers - 1.1%
1,795	Lumentum Holdings, Inc., 0.25%, 3/15/24	2,274,065
1,290	Nutanix, Inc., zero coupon, 1/15/23	1,239,111
1,535	Pure Storage, Inc., 0.125%, 4/15/23	1,617,597
2,245	Western Digital Corp., 1.50%, 2/1/24	2,140,222
		7,270,995
Diversified Financial Services - 0.5%
2,000	Encore Capital Group, Inc., 2.875%, 3/15/21	1,954,516
610	LendingTree, Inc., 0.625%, 6/1/22	1,100,850
		3,055,366

Electric Utilities - 0.2%
1,210	NRG Energy, Inc., 2.75%, 6/1/48	1,375,805

Electronics - 0.5%
1,010	Fortive Corp., 0.875%, 2/15/22 (a)(b)	998,968
1,070	OSI Systems, Inc., 1.25%, 9/1/22	1,183,688
910	Vishay Intertechnology, Inc., 2.25%, 6/15/25	898,958
		3,081,614
Energy-Alternate Sources - 0.5%
	SunEdison, Inc. (a)(b)(c),
4,000	2.625%, 6/1/23	90,000
1,000	3.375%, 6/1/25	22,500
1,155	SunPower Corp., 4.00%, 1/15/23	994,214
1,780	Tesla Energy Operations, Inc., 1.625%, 11/1/19	1,783,326
		2,890,040
Engineering & Construction - 0.6%
1,545	Dycom Industries, Inc., 0.75%, 9/15/21	1,466,785
1,010	KBR, Inc., 2.50%, 11/1/23 (a)(b)	1,268,380
1,430	Tutor Perini Corp., 2.875%, 6/15/21	1,362,903
		4,098,068
Entertainment - 0.4%
1,410	Live Nation Entertainment, Inc., 2.50%, 3/15/23	1,728,504
1,050	Marriott Vacations Worldwide Corp., 1.50%, 9/15/22	1,074,583
		2,803,087
Equity Real Estate Investment Trusts (REITs) - 0.7%
1,845	IH Merger Sub LLC, 3.50%, 1/15/22	2,543,728
2,000	Two Harbors Investment Corp., 6.25%, 1/15/22	2,070,958
		4,614,686
Healthcare-Products - 1.4%
1,010	CONMED Corp., 2.625%, 2/1/24 (a)(b)	1,391,051
2,290	Insulet Corp., 0.375%, 9/1/26 (a)(b)	2,199,831
1,665	NuVasive, Inc., 2.25%, 3/15/21	2,095,302
1,120	Repligen Corp., 0.375%, 7/15/24	1,125,478
2,375	Wright Medical Group, Inc., 1.625%, 6/15/23	2,274,510
		9,086,172
Healthcare-Services - 0.3%
1,100	Teladoc Health, Inc., 1.375%, 5/15/25	1,788,161

Insurance - 0.2%
1,035	AXA S.A., 7.25%, 5/15/21 (a)(b)	1,075,106

Internet - 4.3%
925	Boingo Wireless, Inc., 1.00%, 10/1/23	790,520
	Booking Holdings, Inc.,
1,360	0.35%, 6/15/20	2,120,848
980	0.90%, 9/15/21	1,154,232
2,275	Etsy, Inc., 0.125%, 10/1/26 (a)(b)	2,066,077
	FireEye, Inc.,
1,030	0.875%, 6/1/24	1,021,290
1,200	1.625%, 6/1/35, Ser. B	1,154,438
2,700	IAC FinanceCo 2, Inc., 0.875%, 6/15/26 (a)(b)	2,917,963
635	MercadoLibre, Inc., 2.00%, 8/15/28	900,547
1,825	Okta, Inc., 0.125%, 9/1/25 (a)(b)	1,736,130
2,255	Palo Alto Networks, Inc., 0.75%, 7/1/23	2,491,691
1,660	Q2 Holdings, Inc., 0.75%, 6/1/26 (a)(b)	1,760,880
2,065	Snap, Inc., 0.75%, 8/1/26 (a)(b)	2,092,320
2,295	Twitter, Inc., 0.25%, 6/15/24	2,196,892
	Wayfair, Inc. (a)(b),
1,260	1.00%, 8/15/26	1,126,659
895	1.125%, 11/1/24	916,082
740	Wix.com Ltd., zero coupon, 7/1/23	847,671
1,005	Zendesk, Inc., 0.25%, 3/15/23	1,311,155
1,460	Zillow Group, Inc., 2.00%, 12/1/21	1,480,216
		28,085,611

Investment Companies - 0.4%
2,450	Prospect Capital Corp., 6.375%, 3/1/25	2,611,899

Iron/Steel - 0.1%
530	Cleveland-Cliffs, Inc., 1.50%, 1/15/25	582,784

Lodging - 0.4%
1,455	Caesars Entertainment Corp., 5.00%, 10/1/24	2,579,354

Media - 1.7%
	DISH Network Corp.,
1,385	2.375%, 3/15/24	1,246,711
3,780	3.375%, 8/15/26	3,543,981
865	Liberty Interactive LLC, 1.75%, 9/30/46 (a)(b)	1,227,252
	Liberty Media Corp.,
1,205	1.00%, 1/30/23	1,528,418
1,025	1.375%, 10/15/23	1,295,949
2,115	2.125%, 3/31/48 (a)(b)	2,208,060
		11,050,371
Oil, Gas & Consumable Fuels - 0.7%
2,435	Chesapeake Energy Corp., 5.50%, 9/15/26	1,368,166
1,400	Ensco Jersey Finance Ltd., 3.00%, 1/31/24	910,000
2,000	Nabors Industries, Inc., 0.75%, 1/15/24	1,275,375
200	Oil States International, Inc., 1.50%, 2/15/23	170,304
1,265	Transocean, Inc., 0.50%, 1/30/23	1,042,254
		4,766,099
Pharmaceuticals - 1.3%
2,045	DexCom, Inc., 0.75%, 12/1/23 (a)(b)	2,448,971
1,940	Herbalife Nutrition Ltd., 2.625%, 3/15/24	1,959,074
970	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	1,166,117
1,900	Jazz Investments I Ltd., 1.875%, 8/15/21	1,902,350
1,210	Supernus Pharmaceuticals, Inc., 0.625%, 4/1/23	1,119,960
		8,596,472
Pipelines - 0.5%
4,200	Cheniere Energy, Inc., 4.25%, 3/15/45	3,312,750

Retail - 0.2%
1,325	RH, zero coupon, 6/15/23	1,498,919

Semiconductors - 3.1%
600	Advanced Micro Devices, Inc., 2.125%, 9/1/26	2,606,039
440	Cree, Inc., 0.875%, 9/1/23	476,723
1,300	Inphi Corp., 0.75%, 9/1/21	1,797,272
435	Intel Corp., 3.25%, 8/1/39	1,212,628
5,375	Microchip Technology, Inc., 1.625%, 2/15/27	7,049,763
370	Micron Technology, Inc., 3.125%, 5/1/32, Ser. D	1,760,591
1,000	NXP Semiconductors NV, 1.00%, 12/1/19	1,099,422
1,740	ON Semiconductor Corp., 1.625%, 10/15/23	2,171,437
1,605	Synaptics, Inc., 0.50%, 6/15/22	1,518,731
870	Veeco Instruments, Inc., 2.70%, 1/15/23	799,490
		20,492,096
Software - 4.1%
2,460	Akamai Technologies, Inc., 0.125%, 5/1/25	2,767,500
1,230	Alteryx, Inc., 0.50%, 8/1/24 (a)(b)	1,140,520
1,465	Atlassian, Inc., 0.625%, 5/1/23	2,330,975
820	Avaya Holdings Corp., 2.25%, 6/15/23	722,791
2,220	Coupa Software, Inc., 0.125%, 6/15/25 (a)(b)	2,521,285
1,580	DocuSign, Inc., 0.50%, 9/15/23	1,863,329
965	Envestnet, Inc., 1.75%, 6/1/23	1,093,724
	Evolent Health, Inc.,
1,250	1.50%, 10/15/25	826,625
1,055	2.00%, 12/1/21	928,983
550	Five9, Inc., 0.125%, 5/1/23	816,063
890	LivePerson, Inc., 0.75%, 3/1/24 (a)(b)	1,128,075
315	MongoDB, Inc., 0.75%, 6/15/24	620,849
955	New Relic, Inc., 0.50%, 5/1/23	920,238
1,110	Nuance Communications, Inc., 1.25%, 4/1/25	1,172,437
1,245	Pluralsight, Inc., 0.375%, 3/1/24 (a)(b)	1,095,513
320	ServiceNow, Inc., zero coupon, 6/1/22	600,248
	Splunk, Inc.,
1,955	0.50%, 9/15/23	2,132,365
700	1.125%, 9/15/25	778,393
695	Twilio, Inc., 0.25%, 6/1/23	1,057,946

1,980	Workday, Inc., 0.25%, 10/1/22	2,528,053
		27,045,912
Telecommunications - 0.6%
370	Intelsat S.A., 4.50%, 6/15/25	596,162
1,745	Viavi Solutions, Inc., 1.00%, 3/1/24	2,344,844
1,145	Vonage Holdings Corp., 1.75%, 6/1/24 (a)(b)	1,112,980
		4,053,986
Transportation - 0.4%
1,380	Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22	1,206,720
1,125	Greenbrier Cos., Inc., 2.875%, 2/1/24	1,087,792
		2,294,512

Total Convertible Bonds & Notes (cost-$182,376,569)		183,581,365

Shares
CONVERTIBLE PREFERRED STOCK - 5.8%
Banks - 1.8%
3,400	Bank of America Corp., 7.25%, Ser. L (e)	5,156,406
4,255	Wells Fargo & Co., 7.50%, Ser. L (e)	6,422,922
		11,579,328
Chemicals - 0.2%
32,330	International Flavors & Fragrances, Inc., 6.00%, 9/15/21	1,512,074

Diversified Financial Services - 0.3%
36,700	AMG Capital Trust II, 5.15%, 10/15/37	1,757,157

Electric Utilities - 0.8%
43,110	CenterPoint Energy, Inc., 7.00%, 9/1/21, Ser. B	2,198,610
14,605	Sempra Energy, 6.00%, 1/15/21, Ser. A	1,694,618
23,000	Southern Co., 6.75%, 8/1/22	1,222,680
		5,115,908
Electronics - 0.2%
1,250	Fortive Corp., 5.00%, 7/1/21, Ser. A	1,125,688

Equity Real Estate Investment Trusts (REITs) - 0.3%
1,870	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	2,329,440

Hand/Machine Tools - 0.3%
21,375	Stanley Black & Decker, Inc., 5.375%, 5/15/20	2,178,967

Healthcare-Products - 1.3%
37,950	Avantor, Inc., 6.25%, 5/15/22, Ser. A	1,973,779
57,000	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	3,515,760
2,975	Danaher Corp., 4.75%, 4/15/22, Ser. A	3,303,202
		8,792,741
Insurance - 0.2%
9,250	Assurant, Inc., 6.50%, 3/15/21, Ser. D	1,155,973

Oil, Gas & Consumable Fuels - 0.0%
25,000	ATP Oil & Gas Corp., 8.00% (cost-$3,160,750; purchased 4/21/10) (a)(b)(d)(e)(f)(h)	2
8,860	Nabors Industries Ltd., 6.00%, 5/1/21, Ser. A	138,217
		138,219
Semiconductors - 0.4%
2,340	Broadcom, Inc., 8.00%, 9/30/22, Ser. A	2,534,267

Total Convertible Preferred Stock (cost-$38,413,722)		38,219,762

Principal Amount (000s)
CORPORATE BONDS & NOTES - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
$2,509	Cobalt International Energy, Inc., 7.75%, 12/1/23 (c) (cost-$1,232,247)	175,630

Repurchase Agreements - 2.3%
14,718	State Street Bank and Trust Co., dated 10/31/19, 0.25%, due 11/1/19, proceeds $14,718,102; collateralized by U.S. Treasury Notes, 2.75%, due 2/15/24, valued at $15,016,821 including accrued interest (cost-$14,718,000)	14,718,000

Total Investments, before options written (cost-$673,885,827)-99.8%		652,479,166

Total Options Written –(0.0)% (premiums received-$225,217) (i)(j)(k)		(212,163)

Total Investments, net of options written (cost-$673,660,610) (l)-99.8%		652,267,003
Other assets less other liabilities-0.2%		1,587,461
Net Assets-100.0%		$653,854,464

Notes to Schedule of Investments:

^ Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees of the Fund (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available (including in cases where available market quotes are deemed to be unreliable), and has delegated responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States. or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE. The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of the Fund is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third- party vendors, where appropriate. The Fund has retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the NAV of the Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $35,567,727, representing 5.4% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $35,567,727, representing 5.4% of net assets.

(c)	In default.
(d)	Fair-Valued—Security with a value of $2, representing less than 0.05% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Restricted. The cost of such security is $3,160,750. The value is $2, representing less than 0.05% of net assets.
(i)	Non-income producing.
(j)	Exchange traded-Chicago Board Options Exchange.
(k)	Exchange traded option contracts outstanding at October 31, 2019:

Options written contracts outstanding at October 31, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Advanced Micro Devices, Inc.	36.00 USD	11/15/19	(250)	$(25,000)	$(9,375)	$(13,608)	$4,233
Alibaba Group Holding Ltd.	200.00 USD	11/15/19	(310)	(31,000)	(10,075)	(4,353)	(5,722)
Alphabet, Inc.	1,400.00 USD	12/20/19	(29)	(2,900)	(3,335)	(22,240)	18,905
Amazon.com, Inc.	2,000.00 USD	11/15/19	(35)	(3,500)	(1,190)	(8,398)	7,208
Apple, Inc.	260.00 USD	11/15/19	(255)	(25,500)	(17,850)	(15,093)	(2,757)
Boeing Co.	415.00 USD	12/20/19	(100)	(10,000)	(2,150)	(4,725)	2,575
DR Horton, Inc.	55.00 USD	11/15/19	(395)	(39,500)	(27,255)	(12,229)	(15,026)
Facebook, Inc.	210.00 USD	12/20/19	(305)	(30,500)	(46,970)	(58,202)	11,232
Mastercard, Inc.	292.50 USD	11/15/19	(160)	(16,000)	(6,720)	(13,074)	6,354
Merck & Co., Inc.	86.50 USD	11/15/19	(305)	(30,500)	(38,583)	(6,186)	(32,397)
PayPal Holdings, Inc.	112.00 USD	11/15/19	(250)	(25,000)	(3,125)	(5,558)	2,433
Raytheon Co.	220.00 USD	11/15/19	(80)	(8,000)	(7,040)	(3,131)	(3,909)
ServiceNow, Inc.	290.00 USD	11/15/19	(125)	(12,500)	(5,000)	(9,802)	4,802
Starbucks Corp.	92.50 USD	12/20/19	(350)	(35,000)	(7,175)	(15,754)	8,579
Texas Instruments, Inc.	140.00 USD	11/15/19	(240)	(24,000)	(120)	(11,378)	11,258

Thermo Fisher Scientific, Inc.	310.00 USD	11/15/19	(90)	(9,000)	(11,925)	(3,371)	(8,554)
Vertex Pharmaceuticals, Inc.	220.00 USD	12/20/19	(70)	(7,000)	(11,725)	(11,272)	(453)
Visa, Inc.	187.50 USD	11/15/19	(150)	(15,000)	(2,550)	(6,843)	4,293
Total options written contracts					$(212,163)	$(225,217)	$13,054

(l)

At October 31, 2019, the cost basis of portfolio securities for federal income tax purposes was $672,862,509. Gross unrealized appreciation was $49,250,679; gross unrealized depreciation was $70,846,185; and net unrealized depreciation was $21,595,506. The difference between book and tax cost basis was primarily attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 — valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 — valuations based on significant unobservable inputs (including the Investment Manager’s or the Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended October 31, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally acceptable in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Fund generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Fund’s valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Fund’s valuation procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts — Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at October 31, 2019 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 10/31/19
Investments in Securities - Assets
Common Stock	$415,784,409	—	—	$415,784,409
Convertible Bonds & Notes	—	$183,581,365	—	183,581,365
Convertible Preferred Stock:
Diversified Financial Services	—	1,757,157	—	1,757,157
Oil, Gas & Consumable Fuels	138,217	—	$2	138,219

All Other	36,324,386	—	—	36,324,386
Corporate Bonds & Notes	—	175,630	—	175,630
Repurchase Agreements	—	14,718,000	—	14,718,000
	452,247,012	200,232,152	2	652,479,166
Investments in Securities - Liabilities
Options Written:
Market Price	(212,163)	—	—	(212,163)
Totals	$452,034,849	$200,232,152	$2	$652,267,003

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended October 31, 2019, was as follows:

	Beginning Balance 1/31/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 10/31/19
Investments in Securities - Assets
Convertible Preferred Stock:
Oil, Gas & Consumable Fuels	$2	$—	$—	$—	$—	$—	$—	$—	$2
Corporate Bonds & Notes:
Oil, Gas & Consumable Fuels	175,630	—	—	—	—	—	—	(175,630)	—
Totals	$175,632	$—	$—	$—	$—	$—	$—	$(175,630)	$2

* Transferred out of Level 3 and into Level 2 because an evaluated mean price was available at October 31, 2019.

The table above may include Level 3 investments that are valued by brokers or independent pricing services.

There was no change in unrealized appreciation/depreciation of Level 3 investments held at October 31, 2019.

Glossary:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust